Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (7,354,742)	$ (725,479)	$ 4,103,067	$ (501,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	1,870,474	84,625	94,168	87,289
Shares issued for services	544,233	6,125	6,125
Change in fair value of warrant liability	667,630		397,553
Change in fair value of earnout shares liability	(1,052,494)		(18,731,514)
Default penalties and interest on notes payable	1,276,447
Loss on extinguishment of debt	598,324
Stock issued for forbearance fee			13,226,926
Change in assets and liabilities:
Prepaid expenses	654,701		(801,386)
Other receivables			17,224	(15,000)
Employee advance	(7,500)	15,000
Accounts payable and accrued expenses	705,963	48,862	41,893	11,844
Accrued expenses - related party		(14,226)	(88,350)	(120,083)
Accrued interest payable - related party	41,291	43,267	57,795	22,064
Net cash used in operating activities	(2,055,673)	(541,826)	(1,676,499)	(515,181)
Cash flows from investing activities:
Cash acquired with merger			2,537
Acquisition cots			(361,643)
Purchase of property, plant and equipment	(8,050)
Net cash provided by investing activities	(8,050)		(359,106)
Cash flows from financing activities:
Proceeds from notes payable to related party	2,800,000	500,000	500,000	821,941
Repayment of notes payable to related party	(800,000)	(23,972)	(123,972)	(61,957)
Repayment of due to investor			(1,000,000)
Proceeds from convertible notes payable	500,000		2,600,000
Repayment of convertible notes payable	(500,000)
Proceeds from financing payable			663,582
Repayment of financing payable	(596,386)
Repurchase of common stock to cancel				(141,000)
Proceeds from sale of common stock		25,000	25,000
Net cash provided by financing activities	1,403,614	501,028	2,664,610	618,984
Net change in cash	(660,109)	(40,798)	629,005	103,803
Cash at beginning of period	735,814	106,809	106,809	3,006
Cash at end of period	75,705	66,011	735,814	106,809
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes			200
Supplemental non-cash information
Net assets and liabilities assumed in the merger			(25,236,215)
Conversion of preferred series A stock into common stock				510
Conversion of preferred series B stock into common stock				10,000
Common shares cancelled per forfeiture agreement			85
Common shares cancelled for reimbursement of expenses				208,433
Common shares issued for note extension with related party			35,000
Renegotiated notes payable		453,750		487,500
Discounts on notes payable applied directly against accumulated deficit		14,087	$ 14,087	$ 44,077
Common shares issued as financing incentive	1,437,375
Common shares issued from conversion of preferred series C shares	30,638,517
Common shares issued from conversion of convertible notes payable	3,750,000
Shares issued to related party applied directly against accumulated deficit		$ 35,000